ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
ACQUISITIONS AND DIVESTITURES
5.
ACQUISITIONS AND DIVESTITURES

2023 ACQUISITIONS

World Wrestling Entertainment

On September 12, 2023, the Company completed the transactions involving the business combination of WWE, which is a media and entertainment company, and TKO OpCo, which owns and operates the UFC (the "Transactions"). As part of the Transactions, among other things, a new, publicly listed company, TKO, was formed. Upon closing, Endeavor holds a controlling interest in TKO, which became a consolidated subsidiary of the Company.

As a result of the Transactions, (A) EGH and/or its subsidiaries received (1) a 51.0% controlling non-economic voting interest in TKO on a fully-diluted basis and (2) a 51.0% economic interest on a fully-diluted basis in the operating subsidiary, TKO OpCo, which owns all of the assets of the UFC and WWE businesses after the closing of the Transactions, and (B) the stockholders of WWE received (1) a 49.0% voting interest in TKO on a fully-diluted basis and (2) a 100% economic interest in TKO, which in turn holds a 49.0% economic interest in TKO OpCo on a fully-diluted basis.

WWE is an integrated media and entertainment company that has been involved in the sports entertainment business for four decades. WWE is principally engaged in the production and distribution of unique and creative content through various channels, including content rights agreements for its flagship programs, Raw and SmackDown, premium live event programming, monetization across social media outlets, live events, and licensing of various WWE themed products.

The purchase price was $8.4 billion, which consisted of 83,161,123 shares of TKO Class A common stock valued at $8.0 billion, cash consideration of $321.0 million and replacement awards valued at $49.3 million. The cash consideration was paid after closing in September in the form of a dividend. The replacement awards consisted of the WWE restricted stock units and performance stock units outstanding immediately prior to the closing of the Transactions that converted into awards of TKO restricted stock units and performance stock units, respectively, on the same terms and conditions as were applicable immediately prior to the closing of the Transactions. The portion of the fair-value-based measure of the replacement awards that was attributable to pre-combination vesting was purchase consideration.

The Company incurred $88.8 million in transaction related costs, including transaction bonuses, in connection with this acquisition. The costs were expensed as incurred and included in selling, general and administrative expenses in the consolidated statement of operations.

The goodwill for the WWE business combination was assigned to the Owned Sports Properties segment. The goodwill is not deductible for tax purposes. The weighted average life of finite-lived intangible assets acquired as part of the WWE business combination is 20.3 years.

The results of WWE have been included in the consolidated financial statements since the date of acquisition. For the year ended December 31, 2023, the consolidated revenue and net loss attributable to WWE and included in the consolidated statement of operations from the acquisition date were $382.8 million and $73.3 million, respectively.

Preliminary Allocation of Purchase Price

The acquisition was accounted for as a business combination and the preliminary fair values of the assets acquired and liabilities assumed in the business combination are as follows (in thousands):

WWE
Cash and cash equivalents	$381,153
Accounts receivable	105,237
Other current assets	89,256
Property, buildings and equipment	398,004
Right of use assets	12,337
Investments	12,007
Other assets	283,287
Intangible assets:
Trade names	2,188,200
Customer relationships	899,700
Internally developed technology	30,000
Other	98,300
Goodwill	5,063,775
Accounts payable and accrued expenses	(124,280)
Operating lease liability	(12,224)
Deferred revenue	(54,190)
Deferred tax liabilities	(663,100)
Debt	(16,934)
Other long-term liabilities	(258,467)
Net assets acquired	$8,432,061

At acquisition date, WWE had finance lease right of use assets of $257.4 million and finance lease long term liabilities of $255.9 million, which are included in other assets and other long-term liabilities, respectively, in the above table.

The estimated fair values of assets acquired and liabilities assumed are preliminary and subject to change as we finalize purchase price allocations, which is expected within one year of the acquisition date.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the Company’s financial results as if the WWE acquisition had occurred as of January 1, 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Pro forma revenue	$6,422,771	$6,287,521
Pro forma net income (loss)	634,692	(80,633)

The pro forma information includes the historical results of WWE prior to the Transactions and adjustments directly attributable to the business combination. Pro forma adjustments are primarily related to the nonrecurring transaction costs incurred in connection with the Transactions, incremental intangible asset amortization to be incurred based on the fair values and useful lives of each intangible asset, incremental compensation expense for two key executives, including salaries, bonuses and TKO equity awards granted, and incremental equity-based compensation related to the WWE replacement awards.

Other 2023 Acquisitions

During the year ended December 31, 2023, the Company completed ten other acquisitions, of which two were included as discontinued operations (Note 4).

The total purchase price of other acquisitions for continuing operations was $72.8 million, which included cash of $64.2 million, contingent consideration with a fair value of $7.6 million, and deferred purchase price of $1.0 million. The Company recorded $39.7 million of goodwill and $36.4 million of intangible assets, of which the weighted average useful life ranges from 3.0 to 9.0 years. The goodwill was assigned to the Events, Experiences & Rights and Representation segments and is partially deductible for tax purposes.

The total purchase price of other acquisitions for discontinued operations was $32.2 million, which included cash of $24.8 million, deferred purchase price of $6.6 million, and the issuance of EGH Class A common stock valued at $0.8 million. The Company recorded $16.6 million of goodwill and $21.3 million of intangible assets, of which the weighted average useful life ranges from 7.5 to 10.8 years. The goodwill was assigned to the Sports Data & Technology segment, which is presented as discontinued operations, and is partially deductible for tax purposes.

2023 DIVESTITURE

In the second quarter of 2023, the Company closed the sale of its IMG Academy business ("Academy"), which was an academic and sports training institute and provided recruiting and admissions services to high school student athletes and college athletic departments and admissions officers. The Company received cash proceeds of $1.1 billion and divested $38.6 million of cash and restricted cash. The Company recorded a net gain of $737.0 million, inclusive of $5.5 million of transaction costs, which were contingent on the sale closing, in other income, net during the year ended December 31, 2023. The Academy was included in the Company's Events, Experiences & Rights segment prior to the sale.

2022 ACQUISITIONS

Diamond Baseball Holdings, Madrid Open, Barrett-Jackson, and OpenBet

In January 2022, the Company acquired four additional Professional Development League clubs (the "PDL Clubs"), which were being operated under the Diamond Baseball Holdings ("DBH") umbrella. DBH supported the PDL Clubs' commercial activities, content strategy and media rights. For these four additional PDL Clubs, the Company paid $64.2 million in cash. In September 2022, the Company sold the PDL Clubs.

In April 2022, the Company acquired the Mutua Madrid Open tennis tournament and additional assets ("Madrid Open"), including the Acciona Open de España golf tournament, from Super Slam Ltd and its affiliates. The Company paid $386.1 million for consideration and transfer fees at closing, an additional $31.8 million of consideration is payable within two years of closing, of which half was paid in the second quarter of 2023, and $0.6 million of contingent consideration is payable within three years of closing.

In August 2022, the Company acquired 55% of Barrett-Jackson Holdings, LLC ("Barrett-Jackson"), which is engaged in the business of collector car auctions and sales as well as other collector car related events and experiences, in exchange for consideration having an aggregate value of $256.9 million. The aggregate consideration consisted of $244.4 million of cash and 563,935 newly-issued shares of the Company's Class A common stock valued at $12.5 million.

In September 2022, the Company acquired the OpenBet business ("OpenBet") of Light & Wonder, Inc. (formerly known as Scientific Games Corporation) ("Light & Wonder"). OpenBet consists of companies that provide products and services to sports betting operators for the purposes of sports wagering. The Company paid consideration to Light & Wonder of $843.8 million, consisting of $797.1 million of cash and 2,305,794 newly-issued shares of the Company's Class A common stock valued at $46.7 million. OpenBet has been included in discontinued operations (Note 4).

The Company incurred $31.6 million in transaction related costs in connection with these acquisitions. The costs were expensed as incurred and included in selling, general and administrative expenses in the consolidated statement of operations.

The goodwill for the PDL Clubs was assigned to the Owned Sports Properties segment and the goodwill for the Madrid Open, Barrett-Jackson, and OpenBet acquisitions was assigned to the Events, Experiences & Rights segment. OpenBet was reclassified to the SD&T segment effective January 1, 2023 and the SD&T segment was subsequently recast as discontinued operations (Note 4). The goodwill is partially deductible for tax purposes. The weighted average life of finite-lived intangible assets acquired for these four PDL Clubs was 18.7 years and the intangibles acquired for Madrid Open are indefinite-lived. The intangibles acquired for Barrett-Jackson and OpenBet include both finite-lived intangibles, which have a weighted average life of 6.2 and 11.6 years, respectively, and indefinite-lived intangibles.

Allocation of Purchase Price

The acquisitions were accounted for as business combinations and the fair values of the assets acquired and liabilities assumed in the business combinations are as follows (in thousands):

	DBH	Madrid Open	Barrett-Jackson	OpenBet
Cash and cash equivalents	$—	$18,659	$10,783	$49,795
Accounts receivable	89	2,123	1,706	50,170
Deferred costs	—	1,124	—	—
Other current assets	491	470	1,386	12,237
Property, buildings and equipment	4,403	162	4,290	4,961
Right of use assets	7,270	—	6,828	8,401
Investments	—	—	—	1,100
Deferred income taxes	—	—		1,281
Other assets	103	381	—	5,971
Intangible assets:
Trade names	—	—	120,900	67,000
Customer relationships	1,960	—	12,300	134,000
Internally developed software	—	—	1,300	139,000
Owned events	—	407,070	—	—
Other	35,410	—	—	14,300
Goodwill	25,585	14,419	331,150	470,029
Accounts payable and accrued expenses	(93)	(1,609)	(7,009)	(13,324)
Other current liabilities	(56)	—	—	(13,085)
Operating lease liability	(9,470)	—	(4,458)	(8,401)
Deferred revenue	(1,455)	(20,780)	(667)	(3,756)
Debt	—	—	(11,439)	—
Other long-term liabilities	—	(3,508)	—	(75,892)
Redeemable non-controlling interests	—	—	(210,150)	—
Net assets acquired	$64,237	$418,511	$256,920	$843,787

Other 2022 Acquisitions

In May 2022, the Company completed an acquisition for a total purchase price of $15.6 million in return for a 73.5% controlling interest. The Company paid $4.6 million in cash and issued 396,917 shares of EGH Class A common stock valued at $11.0 million. The Company recorded $10.8 million of goodwill and $3.4 million of intangible assets, of which the weighted average useful life ranges from 4 to 8 years. The goodwill is partially deductible for tax purposes. The goodwill was assigned to the Events, Experiences & Rights segment and reclassified to the SD&T segment effective January 1, 2023. The SD&T segment was subsequently recast as discontinued operations (Note 4). In September 2022, the Company completed another acquisition for a total purchase price of $3.9 million including contingent consideration with a fair value of $0.9 million. The Company recorded $3.0 million of goodwill and $0.8 million of intangible assets, of which the weighted average useful life ranges from 9 to 11 years. The goodwill for this acquisition was assigned to the Events, Experiences & Rights segment and is partially deductible for tax purposes.

2022 DIVESTITURES

Endeavor Content

In February 2021, the Company signed a new franchise agreement and side letter (the "Franchise Agreements") directly with the Writer’s Guild of America East and the Writer’s Guild of America West (collectively, the "WGA"). These Franchise Agreements included terms that, among other things, prohibited the Company from (a) negotiating packaging deals after June 30, 2022 and (b) having more than a 20% non-controlling ownership or other financial interest in, or being owned or affiliated with any individual or entity that has more than a 20% non-controlling ownership or other financial interest in, any entity or individual engaged in the production or distribution of works written by WGA members under a WGA collective bargaining agreement. The Company sold 80% of its interest in the restricted Endeavor Content business in January 2022. The Company received cash proceeds of $666.3 million and divested $16.6 million of cash and restricted cash on the date of sale. The retained 20% interest of the restricted Endeavor Content business is reflected as an equity method investment as of December 31, 2023 and was valued at $196.3 million at the date of sale. The fair value of the retained 20% interest of the restricted Endeavor Content business was determined using the market approach. The key input assumption was the transaction price paid for the Company's 80% interest in the restricted Endeavor Content business. The Company recorded a net gain of $463.6 million, inclusive of a $121.1 million gain related to the remeasurement of the retained interest in the restricted Endeavor Content business to fair value and $15.0 million of transaction costs, in other income, net during the year ended December 31, 2022. The restricted Endeavor Content business was included in the Company’s Representation segment prior to the sale.

Diamond Baseball Holdings

In September 2022, the Company closed the sale of the ten PDL Clubs that operated under the DBH umbrella to Silver Lake, stockholders of the Company, for an aggregate purchase price of $280.1 million in cash. The Company recorded a net gain of $23.3 million in other income, net during the year ended December 31, 2022. The business was included in the Company's Owned Sports Properties segment.

2022 HELD FOR SALE

In the third quarter of 2022, the Company began marketing a business for sale and due to the progression of the sale process, determined that it met all of the criteria to be classified as held for sale as of December 31, 2022. The business is included in the Company's Events, Experiences & Rights reporting segment. The assets and liabilities of this business held for sale are $12.0 million and $2.7 million, respectively, as of December 31, 2022, which were not material to the Company’s overall financial position.

2021 ACQUISITIONS

FlightScope, Next College Student Athlete, Mailman and Diamond Baseball Holdings

In April 2021, the Company acquired the issued and outstanding equity interests of EDH Tennis Limited, the holding company of FlightScope Services sp. z o.o., comprising the services business of FlightScope (collectively, "FlightScope"). FlightScope is a data collection, audio-visual production and tracking technology specialist for golf and tennis events. Flightscope has been included in discontinued operations (Note 4). In June 2021, the Company acquired the Path-to-College business of Reigning Champs, LLC, whose primary business is Next College Student Athlete (collectively, with the other acquired Path-to-College businesses, "NCSA"). NCSA consists of companies that offer recruiting and admissions services and related software products to high school student athletes, as well as college athletic departments and admissions officers. NCSA was sold as part of the Academy divestiture in the second quarter of 2023, as described above. In July 2021, the Company acquired 100% of the equity interests of Wishstar Enterprises Limited, the holding company of multiple entities (collectively, "Mailman"). Mailman is a digital sports agency and consultancy serving global sports properties. In December 2021, the Company acquired six PDL Clubs, which such clubs were being operated under the DBH umbrella through the date of disposition (see 2022 Divestitures above). The combined aggregate purchase price for these acquisitions was $469.6 million.

The Company incurred $10.7 million in transaction related costs in connection with these acquisitions. The costs were expensed as incurred and included in selling, general and administrative expenses in the consolidated statement of operations.

The goodwill for FlightScope and NCSA was assigned to the Events, Experiences & Rights segment, the goodwill for Mailman was assigned to the Representation and Events, Experiences & Rights segments, and the goodwill for DBH was assigned to the Owned Sports Properties segment. FlightScope was reclassified to the SD&T segment effective January 1, 2023 and the SD&T segment was subsequently recast as discontinued operations (Note 4). The goodwill is partially deductible for tax purposes. The weighted average life of finite-lived intangible assets acquired for FlightScope, NCSA, Mailman, and DBH is 4.4, 5.2, 7.6, and 18.2 years, respectively.

Allocation of Purchase Price

The acquisitions were accounted for as business combinations and the fair values of the assets acquired and liabilities assumed in the business combinations are as follows (in thousands):

	FlightScope	NCSA	Mailman	DBH
Cash and cash equivalents	$1,042	$3,655	$16,598	$1,133
Accounts receivable	475	5,619	11,292	1,027
Deferred costs	94	1,096	476	—
Other current assets	1,640	10,238	1,713	1,565
Property, buildings and equipment	1,089	2,804	585	5,425
Right of use assets	1,272	4,951	359	37,087
Investments	—	—	1,239	—
Other assets	1,056	5,472	2,085	942
Intangible assets:
Trade names	—	21,100	800	—
Customer relationships	2,700	10,000	12,400	8,540
Internally developed software	15,400	37,100	—	—
Other	—	—	—	97,410
Goodwill	33,550	214,106	22,342	66,379
Accounts payable and accrued expenses	(806)	(20,855)	(16,255)	(2,287)
Other current liabilities	(187)	(10,318)	(1,606)	(171)
Debt	—	—	(4,338)	(250)
Operating lease liability	(1,272)	(4,951)	(359)	(31,487)
Deferred revenue	(631)	(51,617)	(972)	(4,720)
Other long-term liabilities	(4,334)	(31,603)	(3,485)	(1,754)
Net assets acquired	$51,088	$196,797	$42,874	$178,839